UNIT-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 7	$ 6	$ 9	$ 12
Employee Stock Option | BPY Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage			20.00%
Award vesting period			5 years
Expiration period			10 years
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement	448,530		448,530		523,573	448,530	523,573
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 18.78		$ 18.78		$ 19.87
Restricted Stock Units (RSUs) | Restricted BPY LP Unit Plan (Canada)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments outstanding in share-based payment arrangement	451,275		451,275		482,464	451,275	482,464
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares						$ 24.43	$ 25.38
Restricted Stock Units (RSUs) | Restricted BPR Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments granted in share-based payment arrangement (in shares)			3,122,804		1,808,765
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares			$ 18.59		$ 18.82
Restricted Stock Units (RSUs) | BPY Fair Value LTIP Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of other equity instruments granted in share-based payment arrangement (in shares)			1,824,879		1,899,661
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares			$ 19.13		$ 19.12
Restricted Stock Units (RSUs) | GGP Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Number of other equity instruments outstanding in share-based payment arrangement	131,872		131,872		136,662	131,872	136,662
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 26.05		$ 26.05		$ 26.05
Restricted Stock Units (RSUs) | AO LTIP Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			10 years
Number of other equity instruments outstanding in share-based payment arrangement	737,636		737,636		1,079,069	737,636	1,079,069
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 22.54		$ 22.54		$ 22.54
Deferred Share Units | Brookfield Office Properties (“BPO”) | Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	272,562		272,562		267,534	272,562	267,534